UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	01/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--12.1%
Autoliv	44,870 a	1,920,885
Best Buy	90,000	3,298,500
Carnival	121,218	4,040,196
Dick's Sporting Goods	80,980 b	1,811,523
Gap	75,870	1,447,600
Home Depot	219,165	6,138,812
Interpublic Group of Cos.	244,810 b	1,581,473
Johnson Controls	167,030	4,648,445
News, Cl. A	611,740	7,714,041
Nordstrom	69,200 a	2,390,168
Omnicom Group	125,490	4,429,797
Staples	261,640 a	6,138,074
Target	88,160	4,519,963
Tiffany & Co.	46,280 a	1,879,431
Time Warner	253,329 a	6,953,881
		58,912,789
Consumer Staples--11.1%
Clorox	73,390	4,342,486
Coca-Cola Enterprises	108,130	2,183,145
Colgate-Palmolive	44,085	3,528,123
CVS Caremark	137,112	4,438,315
Energizer Holdings	51,130 b	2,837,715
Estee Lauder, Cl. A	48,570	2,550,896
Kellogg	33,210	1,807,288
Kraft Foods, Cl. A	129,290	3,576,161
Kroger	89,330	1,914,342
PepsiCo	245,388	14,630,033
Philip Morris International	160,365	7,298,211
Safeway	57,690	1,295,140
SUPERVALU	103,850	1,527,633
Whole Foods Market	67,900 a,b	1,848,238
		53,777,726
Energy--9.9%
Cameron International	37,880 b	1,426,561
Chevron	115,900	8,358,708
ConocoPhillips	201,350	9,664,800

Consol Energy	30,220	1,408,554
Devon Energy	18,680	1,249,879
EOG Resources	20,000	1,808,400
Halliburton	51,630	1,508,112
Hess	20,720	1,197,409
Marathon Oil	95,330	2,841,787
Noble Energy	21,270	1,572,704
Occidental Petroleum	170,750	13,376,555
Southwestern Energy	52,850 b	2,266,208
Transocean	17,010 b	1,441,427
		48,121,104
Exchange Traded Funds--.1%
iShares Russell 1000 Value Index
Fund	10,790	601,758
Financial--12.7%
Aflac	22,700	1,099,361
American Express	62,520	2,354,503
Ameriprise Financial	65,630	2,509,691
Bank of America	436,090	6,619,846
BlackRock	10,490 a	2,242,972
Capital One Financial	30,250	1,115,015
Fidelity National Financial, Cl. A	139,650	1,801,485
Franklin Resources	17,990	1,781,550
Goldman Sachs Group	22,873	3,401,673
JPMorgan Chase & Co.	334,475	13,024,456
Marsh & McLennan Cos.	52,310	1,127,804
MetLife	99,620	3,518,578
Morgan Stanley	98,690	2,642,918
People's United Financial	73,940	1,195,610
Prudential Financial	66,210	3,309,838
State Street	42,050	1,803,104
T. Rowe Price Group	73,190	3,631,688
Travelers Cos.	42,230	2,139,794
Wells Fargo & Co.	226,700	6,445,081
		61,764,967
Health Care--14.5%
Abbott Laboratories	75,620	4,003,323
Alexion Pharmaceuticals	47,480 b	2,201,648
AmerisourceBergen	204,390	5,571,671
Amgen	121,720 b	7,118,186
Amylin Pharmaceuticals	79,350 b	1,426,713
Celgene	44,240 b	2,511,947
Covidien	37,951	1,918,803

Gilead Sciences	57,521 b	2,776,539
Hospira	28,760 b	1,456,406
Human Genome Sciences	44,930 b	1,189,297
Johnson & Johnson	36,100	2,269,246
Medco Health Solutions	47,750 b	2,935,670
Mednax	30,340 b	1,725,132
Merck & Co.	315,230	12,035,481
Pfizer	671,582	12,531,720
Shire, ADR	23,360 a	1,392,256
Thermo Fisher Scientific	37,580 b	1,734,317
Universal Health Services, Cl. B	59,930	1,747,559
WellPoint	39,470 b	2,515,028
Zimmer Holdings	25,600 b	1,441,792
		70,502,734
Industrial--8.8%
Caterpillar	67,240	3,512,618
Cummins	40,640	1,835,302
Dover	143,573	6,156,410
Eaton	22,220	1,360,753
Emerson Electric	29,040	1,206,322
General Electric	442,750	7,119,420
Honeywell International	38,880	1,502,323
Norfolk Southern	140,480	6,610,989
Raytheon	23,830	1,249,407
Rockwell Collins	36,510	1,941,967
Tyco International	64,930 b	2,300,470
Union Pacific	47,841	2,894,380
United Technologies	55,380	3,737,042
Waste Management	41,541 a	1,331,389
		42,758,792
Information Technology--21.6%
Agilent Technologies	67,190 b	1,883,336
AOL	63,582 b	1,524,061
Apple	52,247 b	10,037,694
BMC Software	75,410 b	2,913,842
Broadcom, Cl. A	67,526 b	1,804,295
Cisco Systems	526,408 b	11,828,388
Dolby Laboratories, Cl. A	53,450 a,b	2,690,138
EMC	139,220 b	2,320,797
Equinix	13,180 a,b	1,268,311
Google, Cl. A	14,896 b	7,886,240
Hewlett-Packard	219,940	10,352,576
Informatica	102,670 a,b	2,432,252

KLA-Tencor	52,220 a	1,472,604
Microsoft	602,799	16,986,876
Oracle	282,700	6,519,062
QUALCOMM	94,890	3,718,739
Salesforce.com	36,560 b	2,323,388
Sybase	62,380 b	2,536,995
Teradata	79,280 b	2,217,462
Texas Instruments	47,500	1,068,750
Tyco Electronics	122,880	3,057,254
VMware, Cl. A	55,050 b	2,499,820
Western Union	264,790	4,909,207
		104,252,087
Materials--3.8%
Air Products & Chemicals	12,980	985,961
Albemarle	50,080 a	1,788,858
Alcoa	179,350	2,283,126
Celanese, Ser. A	83,510	2,430,141
CF Industries Holdings	29,710	2,758,871
Dow Chemical	111,490	3,020,264
Freeport-McMoRan Copper & Gold	34,582	2,306,274
Packaging Corp. of America	133,290 a	2,937,712
		18,511,207
Telecommunication Services--2.3%
AT & T	280,780	7,120,581
Vodafone Group, ADR	138,120	2,964,055
Windstream	117,843	1,214,961
		11,299,597
Utilities--2.0%
Entergy	52,170	3,981,093
Exelon	26,460	1,207,105
NRG Energy	39,150 b	943,907
Questar	87,230	3,618,300
		9,750,405
Total Common Stocks
(cost $432,363,310)		480,253,166

Preferred Stocks--.2%
Financial
Bank of America (Convertible)
(cost $925,800)	61,720 [b]	931,972

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,555,000)	9,555,000 [c]	9,555,000
Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,111,340)	17,111,340 [c]	17,111,340

Total Investments (cost $459,955,450)	104.6%	507,851,478
Liabilities, Less Cash and Receivables	(4.6%)	(22,429,670)
Net Assets	100.0%	485,421,808

ADR - American Depository Receipts

a

Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is $16,660,791 and the total market value of the collateral held by the fund is $17,111,340.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $459,955,450.
Net unrealized appreciation on investments was $47,896,028 of which $56,303,358 related to appreciated investment securities and $8,407,330 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	474,306,184	-	-	474,306,184
Equity Securities - Foreign+	6,277,196	-	-	6,277,196
Mutual Funds/Exchange Traded	27,268,098	-	-	27,268,098
Funds
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)